6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Adjustment to present value	R$ (10,121)	R$ (10,276)	[1]
Allowance for doubtful accounts	(503,848)	(508,848)
Total trade receivables	3,037,843	2,612,891
Current [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	2,820,308	2,451,597
01 To 60 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	143,303	133,002
61 To 90 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	19,409	25,435
91 To 120 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	3,723	10,575
121 To 180 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	3,934	27,029
181 To 360 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	20,748	36,783
More Than 361 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 540,387	R$ 447,594

[1]	The restatement refers to the split of the adjustment to present value.